Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Instruments at Fair Value through Profit or Loss
	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contract	$—	$—
Non-derivatives
Listed stocks - domestic	—	1

	$—	$1

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$293	$511
Non-listed stocks - foreign	224	267

Forward exchange contracts	$517	$778

Financial liabilities-current
Held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$1	$—

Disclosure of Detailed Information Outstanding Derivative Contracts Not Designated for Hedge Explanatory

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2018
Forward exchange contracts - buy	EUR/NT$	2019.03-06	EUR5/NT$193
Forward exchange contracts - buy	US$/NT$	2019.01	US$2/NT$62

December 31, 2019
Forward exchange contracts - buy	EUR/NT$	2020.03	EUR2/NT$51
Forward exchange contracts - buy	US$/NT$	2020.01	US$1/NT$26